Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Operations and Comprehensive Loss (Unaudited)
Revenue	$ 288,212	$ 107,042	$ 1,945,232	$ 738,729	$ 808,372	$ 520,645
Operating expenses
Cost of revenue, exclusive of amortization and depreciation shown separately below	575,603	139,181	1,503,965	338,245	554,182	182,730
Cost of revenue - related parties	0	26,256	95,290	99,392	101,317	77,404
Amortization and depreciation	90,054	63,647	241,700	190,247	264,696	248,510
General and administration	349,403	130,008	872,109	388,746	498,445	256,602
Advertising and marketing	232,569	142,797	489,673	450,777	1,005,504	148,289
Payroll and management compensation	2,437,089	25,000	5,410,210	50,000
Professional fees	808,268	78,772	1,881,254	2,805,027	1,935,900	625,452
Professional fees - related parties	32,924	62,744	2,164,824	521,608	1,664,004	8,899,596
Management compensation					75,000	180,000
Research and development expense					14,002	0
Total operating expenses	4,525,910	668,405	12,659,025	4,844,042	6,113,050	10,618,583
Loss from operations	(4,237,698)	(561,363)	(10,713,793)	(4,105,313)	(5,304,678)	(10,097,938)
Other expense
Interest expense	(360,236)	(93,875)	(1,323,112)	(94,760)	(257,782)	(4,328)
Interest expense - related party	(980,494)	0	(1,255,337)	0
Interest income	4,423	0	8,381	0
Financing expense	0	0	(8,679,189)	0
Gain (loss) on fair value of derivative liability	1,775,000	0	(2,002,767)	0	(409,776)	0
Loss on settlement of debt	(4,130,203)	0	(6,770,814)	(882,279)	(909,486)	0
Total other expense	(3,691,510)	(93,875)	(20,022,838)	(977,039)	(1,577,044)	(4,328)
Loss before taxes	(7,929,208)	(655,238)	(30,736,631)	(5,082,352)	(6,881,722)	(10,102,266)
Provision for income taxes	0	0	0	0	0	0
Net loss	(7,929,208)	(655,238)	(30,736,631)	(5,082,352)	(6,881,722)	(10,102,266)
Comprehensive loss	$ (7,929,208)	$ (655,238)	$ (30,736,631)	$ (5,082,352)	$ (6,881,722)	$ (10,102,266)
Net loss per common share - basic and diluted	$ (0.59)	$ (0.11)	$ (2.88)	$ (0.55)	$ (0.82)	$ (0.63)
Basic and diluted weighted average number of common shares outstanding	13,521,896	6,093,837	10,673,390	9,165,597	8,382,753	16,110,578